SEGMENTS AND GEOGRAPHIC INFORMATION (Schedule of Significant Customers) (Details) (Sales Revenue, Net [Member])	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Customer A [Member]
Revenue, Major Customer [Line Items]
Percentage	39.00%		39.00%	43.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Percentage		[1]	19.00%	17.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Percentage	15.00%		15.00%	13.00%

[1]	Represents less than 10% of total revenue.